Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV [Table Text Block]

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value:

	Level 1
	December 31, 2025	December 31, 2024

Mutual funds	$639,363,515	$546,520,034
Essential Utilities, Inc. common stock	$38,066,599	$39,798,740

Investments Measured Using NAV per Share Practical Expedient

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

				Redemption
	2025	2024	Unfunded	Frequency (if	Redemption
	Fair Value	Fair Value	Commitment	currently eligible)	Notice Period

Common Trust Fund	$20,613,824	$20,985,706	$-	Daily	12 or 30 months